INTANGIBLES AND GOODWILLs (Tables)	3 Months Ended
Mar. 31, 2023
INTANGIBLE AND GOODWILL
Schedule Of intangible assets
	Customer relationships	Brand name	Total

Balance, December 31, 2021	$2,000,320	$5,366,122	$7,366,442

Amortization	(471,211)	(1,177,859)	(1,649,070)
Effect of foreign exchange	(109,356)	(296,756)	(406,112)
Impairment	(472,018)	(229,405)	(701,423)

Balance, December 31, 2022	$947,735	$3,662,102	$4,609,837

Amortization	(70,350)	(262,370)	(332,720)
Effect of foreign exchange	807	3,112	3,919

Balance, March 31, 2023	$878,192	$3,402,844	$4,281,036